Notes to the consolidated balance sheet - Change in net provision (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes to the consolidated balance sheet
At beginning of period	€ (1,234)	€ (1,429)
Expense for the period	(113)	(230)
Actuarial gains or losses recognized in other comprehensive income	(14)	425
At end of period	€ (1,360)	€ (1,234)